Revolving Credit Agreement (Details) - USD ($)		12 Months Ended
	Feb. 21, 2025	Dec. 31, 2024	Sep. 06, 2024
Revolving Credit Agreement [Line Items]
Aggregate principal balance			$ 75,000,000
Syndicated Loan requires monthly interest payments description	The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 7.06% as of June 30, 2025.	The Revolving Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.94% as of December 31, 2024.
Line of Credit Facility, Interest Rate at Period End		6.94%
Commitment fee rate	0.50%	0.50%
Interest expense		$ 122,778
Syndicated Loan contains financial covenant term	The Syndicated Loan also contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.	The Revolving Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $110,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a total assets to total regulatory capital ratio of not more than 8.0 to 1.0. As of December 31, 2024, Webull Financial was in compliance with the Revolving Loan’s financial covenants.
Webull Financial LLC [Member]
Revolving Credit Agreement [Line Items]
Aggregate principal balance	$ 150,000,000